Note 16 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	December 31, 2012	December 31, 2011	December 31, 2010
Directors compensation	$235,478	$215,980	$178,376
Outside services	62,675	55,000	55,000
Legal expense	471,363	628,444	444,904
Deposit expense	219,778	73,712	44,864
Office supplies	81,814	94,002	109,424
Telephone	114,182	116,826	107,738
Postage	157,986	165,837	172,792
Insurance	87,436	74,287	68,628
Supervisory exam	57,109	58,609	60,115
Accounting	256,850	149,475	165,000
Organization dues	118,653	118,568	114,037
Loan expense	239,701	307,021	427,775
Mortgage buyback	147,119	-	-
Contributions	40,000	40,118	40,140
ATM expense	231,893	219,329	200,224
Federal and state tax credits amortization	885,478	676,700	480,322
Other operating	400,527	517,036	544,083

	$3,808,042	$3,510,944	$3,213,422